STOCK-BASED COMPENSATION - Assumptions (Details)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Expected term in years	4 years	4 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility	68.30%	78.80%
Risk-free interest rate	1.88%	2.43%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility	70.80%	91.00%
Risk-free interest rate	2.51%	2.98%